Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (as defined in Item 402(v)) and performance.

Year (a)	Summary Compensation Table (SCT) Total for CEO(2) (b)	Compensation Actually Paid (CAP) for CEO(2) (c)	Avg. SCT Total for Other NEOs(3) (d)	Avg. CAP to Other NEOs(3) (e)	Value of Initial Fixed $100 Investment Based on(1)		Net Income(5) (h)	AIP Adjusted EBITDA(6) (i)
					TSR (f)	Peer Group TSR(4) (g)
2022	$12,055,766	$(7,762,831)	$4,314,685	$(4,756,923)	$91.54	$116.41	$655	$1,222
2021	$12,856,819	$33,148,609	$8,187,795	$16,619,834	$154.71	$168.68	$962	$1,432
2020	$8,282,033	$6,272,873	$4,981,037	$3,770,266	$85.23	$98.15	$403	$707
(1)

Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(2)

The CEO for each of the fiscal years 2022, 2021, and 2020 is Mr. Ulbrich. For 2022 and 2021, our other NEOs include Ms. Brennan and Messrs. O’Brien, Lerner and Shah. For 2020, our other NEOs include Mses. Stephanie Plaines and Patricia Maxson and Messrs. O’Brien, Lerner, Shah, and Jeff Jacobson.

(3)

The following adjustments relating to equity awards were made to total compensation for each year to determine compensation actually paid:

Chief Executive Officer

Year	SCT Total for CEO	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year	Compensation Actually Paid
2022	$12,055,766	$9,741,059	$4,725,115	$(13,364,160)	$(1,438,493)	$(7,762,831)
2021	$12,856,819	$7,306,412	$13,489,870	$13,374,183	$734,149	$33,148,609
2020	$8,282,033	$4,906,575	$7,076,122	$(3,958,415)	$(220,293)	$6,272,873

1.

Amounts set forth in this table were computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Other Named Executive Officers
Year	SCT Total	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year	Compensation Actually Paid
2022	$4,314,685	$2,771,149	$1,344,130	$(6,730,314)	($914,275)	$(4,756,923)
2021	$8,187,795	$4,616,761	$7,008,143	$5,637,019	$403,637	$16,619,834
2020	$4,981,037	$1,800,436	$1,794,360	$(970,025)	$(234,670)	$3,770,266

1.

Amounts set forth in this table were computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(4)

Peer Group TSR represents the cumulative TSR of a customized group comprised of (1) CBRE Group Inc. (CBRE), a global commercial real estate services company publicly traded in the U.S., (2) Cushman & Wakefield plc (CWK), a global commercial real estate services company publicly traded in the U.S., (3) Colliers International Group Inc. (CIGI), a global commercial real estate services company, publicly traded in the U.S., and (4) Savills plc (SVS.L), a real estate services company publicly traded on the London Stock Exchange. The Peer Group TSR assumes the value of a $100 investment on December 31, 2019.

(5)

The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(6)

The Company believes Adjusted EBITDA is the financial performance measure most closely linked to the calculation of compensation actually paid. AIP Adjusted EBITDA is defined on page 44.

Company Selected Measure Name		AIP Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]		The CEO for each of the fiscal years 2022, 2021, and 2020 is Mr. Ulbrich. For 2022 and 2021, our other NEOs include Ms. Brennan and Messrs. O’Brien, Lerner and Shah. For 2020, our other NEOs include Mses. Stephanie Plaines and Patricia Maxson and Messrs. O’Brien, Lerner, Shah, and Jeff Jacobson.
Changed Peer Group, Footnote [Text Block]		Peer Group TSR represents the cumulative TSR of a customized group comprised of (1) CBRE Group Inc. (CBRE), a global commercial real estate services company publicly traded in the U.S., (2) Cushman & Wakefield plc (CWK), a global commercial real estate services company publicly traded in the U.S., (3) Colliers International Group Inc. (CIGI), a global commercial real estate services company, publicly traded in the U.S., and (4) Savills plc (SVS.L), a real estate services company publicly traded on the London Stock Exchange. The Peer Group TSR assumes the value of a $100 investment on December 31, 2019.
PEO Total Compensation Amount	[1]	$ 12,055,766	$ 12,856,819	$ 8,282,033
PEO Actually Paid Compensation Amount	[1]	$ (7,762,831)	33,148,609	6,272,873
Adjustment To PEO Compensation, Footnote [Text Block]

Chief Executive Officer

Year	SCT Total for CEO	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year	Compensation Actually Paid
2022	$12,055,766	$9,741,059	$4,725,115	$(13,364,160)	$(1,438,493)	$(7,762,831)
2021	$12,856,819	$7,306,412	$13,489,870	$13,374,183	$734,149	$33,148,609
2020	$8,282,033	$4,906,575	$7,076,122	$(3,958,415)	$(220,293)	$6,272,873

1.

Amounts set forth in this table were computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Non-PEO NEO Average Total Compensation Amount	[2]	$ 4,314,685	8,187,795	4,981,037
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ (4,756,923)	16,619,834	3,770,266
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Other Named Executive Officers
Year	SCT Total	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year	Compensation Actually Paid
2022	$4,314,685	$2,771,149	$1,344,130	$(6,730,314)	($914,275)	$(4,756,923)
2021	$8,187,795	$4,616,761	$7,008,143	$5,637,019	$403,637	$16,619,834
2020	$4,981,037	$1,800,436	$1,794,360	$(970,025)	$(234,670)	$3,770,266

1.

Amounts set forth in this table were computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s CEO and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•

AIP Adjusted EBITDA

•

AIP Adjusted EBITDA Margin

•

Free Cash Flow

•

GAAP EPS

•

Relative TSR

Total Shareholder Return Amount	[3]	$ 91.54	154.71	85.23
Peer Group Total Shareholder Return Amount	[3]	116.41	168.68	98.15
Net Income (Loss)		$ 655,000,000	$ 962,000,000	$ 403,000,000
Company Selected Measure Amount		1,222,000,000	1,432,000,000	707,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		AIP Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		AIP Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		GAAP EPS
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
PEO [Member] | Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 9,741,059	$ 7,306,412	$ 4,906,575
PEO [Member] | Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,725,115	13,489,870	7,076,122
PEO [Member] | Plus: Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,364,160)	13,374,183	(3,958,415)
PEO [Member] | Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,438,493)	$ 734,149	$ (220,293)
PEO [Member] | Mr. Ulbrich
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Ulbrich	Mr. Ulbrich	Mr. Ulbrich
Non-PEO NEO [Member] | Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,771,149	$ 4,616,761	$ 1,800,436
Non-PEO NEO [Member] | Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,344,130	7,008,143	1,794,360
Non-PEO NEO [Member] | Plus: Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,730,314)	5,637,019	(970,025)
Non-PEO NEO [Member] | Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (914,275)	$ 403,637	$ (234,670)
Non-PEO NEO [Member] | Ms. Brennan
Pay vs Performance Disclosure [Table]
PEO Name		Ms. Brennan	Ms. Brennan
Non-PEO NEO [Member] | O’Brien
Pay vs Performance Disclosure [Table]
PEO Name		O’Brien	O’Brien	O’Brien
Non-PEO NEO [Member] | Lerner
Pay vs Performance Disclosure [Table]
PEO Name		Lerner	Lerner	Lerner
Non-PEO NEO [Member] | Shah
Pay vs Performance Disclosure [Table]
PEO Name		Shah	Shah	Shah
Non-PEO NEO [Member] | Stephanie Plaines
Pay vs Performance Disclosure [Table]
PEO Name				Stephanie Plaines
Non-PEO NEO [Member] | Patricia Maxson
Pay vs Performance Disclosure [Table]
PEO Name				Patricia Maxson
Non-PEO NEO [Member] | Jeff Jacobson
Pay vs Performance Disclosure [Table]
PEO Name				Jeff Jacobson

[1]	The CEO for each of the fiscal years 2022, 2021, and 2020 is Mr. Ulbrich. For 2022 and 2021, our other NEOs include Ms. Brennan and Messrs. O’Brien, Lerner and Shah. For 2020, our other NEOs include Mses. Stephanie Plaines and Patricia Maxson and Messrs. O’Brien, Lerner, Shah, and Jeff Jacobson.
[2]	The following adjustments relating to equity awards were made to total compensation for each year to determine compensation actually paid:
[3]	Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.